UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

13F

FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Dworsky Alan Jacob, dba Mt. Auburn Management
Address:	Three Post Office Square
	Suite 500
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	May 15, 2002


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	12

Form 13F Information Table Value Total:	$546,661



List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
American Intl Group            COM              026874107    44033   610376 SH       SOLE                            610376
Best Buy                       COM              086516101    48405   611177 SH       SOLE                            611177
Cardinal Health                COM              14149Y108    55789   786986 SH       SOLE                            786986
EMC Corp                       COM              268648102    16229  1361473 SH       SOLE                           1361473
First Data                     COM              319963104    93735  1074326 SH       SOLE                           1074326
Genentech                      COM              368710406    40866   810022 SH       SOLE                            810022
Schlumberger Ltd               COM              806857108    51886   882108 SH       SOLE                            882108
Solectron Corp                 COM              834182107    19658  2520216 SH       SOLE                           2520216
Tellabs                        COM              879664100      177    16870 SH       SOLE                             16870
Texas Instruments              COM              882508104    60612  1831171 SH       SOLE                           1831171
Wal-Mart Stores                COM              931142103    71190  1161340 SH       SOLE                           1161340
Walgreen                       COM              931422109    44082  1124839 SH       SOLE                           1124839